Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
unrealized loss related to cash flow hedges,tax	$ 657	$ 797
Amount realized and reclassified into earnings,tax	$ 12	$ 73